Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities

(6)    Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Taxes payable	$6,127	$6,851	$7,399	$3,376
Bonuses and commissions	3,176	3,613	6,080	6,710
Accrued compensation	891	1,856	3,570	5,895
Accrued third-party professional services	541	1,798	1,919	2,141
Other employee expenses	286	716	1,809	5,447
Current portion of facility exit obligation	—	—	—	597
Other	1,708	3,750	4,831	7,872

Total accrued expenses and other current liabilities	$12,729	$18,584	$25,608	$32,038